Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 29, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000029067
Account Value [Line Items]
Line Graph and Table Measure Name		CM Advisors Fixed Income Fund
Accumulated Value	$ 10,000		$ 10,795	$ 10,842	$ 10,901	$ 11,135	$ 11,349	$ 11,482	$ 11,201	$ 12,374	$ 13,090	$ 14,318
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,142	$ 10,193	$ 10,516	$ 11,744	$ 11,907	$ 11,592	$ 10,465	$ 10,813	$ 11,441	$ 12,158